Financial instruments - Fair values and risk management - Borrowings (Details) € in Millions	12 Months Ended
	Mar. 31, 2022 EUR (€) aircraft loan	Mar. 31, 2021 EUR (€) aircraft	Mar. 31, 2020 EUR (€) aircraft	Mar. 31, 2019 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	€ 5,077.0	€ 5,427.0	€ 4,211.0
Lease liabilities	€ 138.3	€ 183.1	€ 245.9	€ 140.4
Number of aircraft leased | aircraft	29
Boeing 737-800s
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of Aircraft Purchased | aircraft	50	66	89
Unsecured Eurobonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of unsecured Eurobonds | loan	4
Notional amount	€ 3,650.0
Unsecured syndicate bank borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	€ 750.0